SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Technology Innovation Fund

Class AARP and Class S Shares

Supplement to the currently effective prospectus

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The following information replaces the disclosure for Scudder Technology
Innovation Fund in "The portfolio managers" section of the prospectus:

Effective January 12, 2004, the following people handle the day-to-day management of the fund:

Ian Link                                   Anne Meisner
CFA, Managing Director of Deutsche Asset   Director of Deutsche Asset
Management and Lead Manager of the fund.   Management and Portfolio Manager of
  o Joined Deutsche Asset Management and   the fund.
    the fund in 2004.                        o Joined Deutsche Asset Management
  o Head of Technology Global Sector Team.     in 2001, after 9 years of
  o Prior to joining Deutsche Asset            experience at Goldman Sachs as
    Management, had 14 years of                vice president, both in the fixed
    experience as senior vice president,       income technology division, as
    fund manager, head of communications       well as in equity research as the
    and technology teams and equity            lead Infrastructure Software
    analyst for Franklin Templeton             analyst, previously serving as
    Investments.                               member of technical staff at Bell
  o MBA, University of California,             Communications Research (formerly
    Berkeley.                                  Bell Labs).
                                             o Analyst for global equity,
                                               Hardware and Software sector: New
                                               York.
                                             o Joined the fund in 2003.
                                             o MBA, Columbia University Business
                                               School.
                                             o MS, Computer Science, Michigan
                                               State University.















January 12, 2004